Label	Element	Value
Innovator Power Buffer Step-Up Strategy ETF® | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $7.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator Power Buffer Step-Up Strategy ETF® | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $718.65 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Innovator Power Buffer Step-Up Strategy ETF® | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $812.29 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)
Innovator Power Buffer Step-Up Strategy ETF® | State Street SPDR S&P 500 ETF Trust, Expiration: 04/30/2027; Exercise Price: $610.85 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.60%)